Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 97.6%
Advertising — 0.1%
Omnicom Group, Inc.	3,619	$350,174
The Interpublic Group of Cos., Inc.	7,036	229,585
		579,759
Aerospace & Defense — 1.4%
General Dynamics Corp.	4,115	1,162,446
Howmet Aerospace, Inc.	6,957	476,068
L3Harris Technologies, Inc.	3,456	736,474
Lockheed Martin Corp.	3,820	1,737,603
Northrop Grumman Corp.	2,505	1,199,043
RTX Corp.	23,620	2,303,659
The Boeing Co.*	10,321	1,991,850
TransDigm Group, Inc.	994	1,224,210
		10,831,353
Agriculture — 0.6%
Altria Group, Inc.	31,390	1,369,232
Archer-Daniels-Midland Co.	9,310	584,761
Bunge Global S.A.	2,678	274,549
Philip Morris International, Inc.	27,657	2,533,934
		4,762,476
Airlines — 0.2%
American Airlines Group, Inc.*	11,313	173,655
Delta Air Lines, Inc.	11,616	556,058
Southwest Airlines Co.	10,896	318,054
United Airlines Holdings, Inc.*	5,896	282,300
		1,330,067
Apparel — 0.4%
Deckers Outdoor Corp.*	465	437,686
NIKE, Inc., Class B	21,755	2,044,535
Ralph Lauren Corp.	656	123,171
Tapestry, Inc.	4,359	206,965
VF Corp.	6,130	94,034
		2,906,391
Auto Manufacturers — 1.6%
Cummins, Inc.	2,387	703,329
Ford Motor Co.	70,909	941,671
General Motors Co.	20,919	948,677
PACCAR, Inc.	9,466	1,172,743
Tesla, Inc.*	49,577	8,715,141
		12,481,561
Auto Parts & Equipment — 0.1%
Aptiv PLC*	5,089	405,339
BorgWarner, Inc.	4,124	143,268
		548,607
Banks — 4.1%
Bank of America Corp.	123,491	4,682,779
Citigroup, Inc.	33,857	2,141,117
Citizens Financial Group, Inc.	8,187	297,106
Comerica, Inc.	2,594	142,644
Fifth Third Bancorp	12,322	458,502
Huntington Bancshares, Inc.	26,630	371,489
JPMorgan Chase & Co.	51,743	10,364,123
	Number of Shares	Value†

Banks — (continued)
KeyCorp	16,398	$259,252
M&T Bank Corp.	3,037	441,701
Morgan Stanley	22,375	2,106,830
Northern Trust Corp.	3,758	334,161
Regions Financial Corp.	16,079	338,302
State Street Corp.	5,417	418,842
The Bank of New York Mellon Corp.	13,384	771,186
The Goldman Sachs Group, Inc.	5,830	2,435,133
The PNC Financial Services Group, Inc.	7,061	1,141,058
Truist Financial Corp.	23,756	926,009
US Bancorp	28,109	1,256,472
Wells Fargo & Co.	64,510	3,739,000
		32,625,706
Beverages — 1.4%
Brown-Forman Corp., Class B	3,351	172,979
Constellation Brands, Inc., Class A	2,907	790,006
Keurig Dr Pepper, Inc.	19,120	586,410
Molson Coors Beverage Co., Class B	3,392	228,112
Monster Beverage Corp.*	13,371	792,633
PepsiCo, Inc.	24,646	4,313,297
The Coca-Cola Co.	69,490	4,251,398
		11,134,835
Biotechnology — 1.4%
Amgen, Inc.	9,572	2,721,511
Biogen, Inc.*	2,659	573,360
Bio-Rad Laboratories, Inc., Class A*	372	128,664
Corteva, Inc.	12,822	739,445
Gilead Sciences, Inc.	22,218	1,627,469
Illumina, Inc.*	2,885	396,168
Incyte Corp.*	3,334	189,938
Moderna, Inc.*	6,029	642,450
Regeneron Pharmaceuticals, Inc.*	1,886	1,815,256
Vertex Pharmaceuticals, Inc.*	4,601	1,923,264
		10,757,525
Building Materials — 0.6%
Builders FirstSource, Inc.*	2,239	466,943
Carrier Global Corp.	15,083	876,775
Johnson Controls International PLC	12,286	802,522
Martin Marietta Materials, Inc.	1,129	693,138
Masco Corp.	3,747	295,563
Mohawk Industries, Inc.*	967	126,571
Trane Technologies PLC	4,027	1,208,905
Vulcan Materials Co.	2,400	655,008
		5,125,425
Chemicals — 1.5%
Air Products and Chemicals, Inc.	4,031	976,590
Albemarle Corp.	2,125	279,947
Celanese Corp.	1,760	302,474
CF Industries Holdings, Inc.	3,447	286,825
Dow, Inc.	12,841	743,879
DuPont de Nemours, Inc.	7,609	583,382
Eastman Chemical Co.	2,246	225,094

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Ecolab, Inc.	4,596	$1,061,216
FMC Corp.	2,188	139,376
International Flavors & Fragrances, Inc.	4,587	394,436
Linde PLC	8,658	4,020,083
LyondellBasell Industries N.V., Class A	4,432	453,305
PPG Industries, Inc.	4,261	617,419
The Mosaic Co.	6,160	199,954
The Sherwin-Williams Co.	4,262	1,480,320
		11,764,300
Commercial Services — 1.7%
Automatic Data Processing, Inc.	7,411	1,850,823
Cintas Corp.	1,560	1,071,767
Corpay, Inc.*	1,304	402,336
CoStar Group, Inc.*	7,156	691,270
Equifax, Inc.	2,225	595,232
Gartner, Inc.*	1,411	672,581
Global Payments, Inc.	4,549	608,019
MarketAxess Holdings, Inc.	692	151,721
Moody's Corp.	2,849	1,119,742
PayPal Holdings, Inc.*	19,045	1,275,825
Quanta Services, Inc.	2,620	680,676
Robert Half, Inc.	1,957	155,151
Rollins, Inc.	5,012	231,905
S&P Global, Inc.	5,747	2,445,061
United Rentals, Inc.	1,224	882,639
Verisk Analytics, Inc.	2,634	620,913
		13,455,661
Computers — 7.1%
Accenture PLC, Class A	11,244	3,897,283
Apple, Inc.	260,106	44,602,977
Cognizant Technology Solutions Corp., Class A	9,082	665,620
EPAM Systems, Inc.*	1,066	294,386
Fortinet, Inc.*	11,528	787,478
Hewlett Packard Enterprise Co.	22,986	407,542
HP, Inc.	15,712	474,817
International Business Machines Corp.	16,389	3,129,643
Leidos Holdings, Inc.	2,480	325,103
NetApp, Inc.	3,701	388,494
Seagate Technology Holdings PLC	3,505	326,140
Super Micro Computer, Inc.*	882	890,846
Western Digital Corp.*	5,725	390,674
		56,581,003
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	14,922	1,343,726
Kenvue, Inc.	31,121	667,857
The Estee Lauder Cos., Inc., Class A	4,208	648,663
The Procter & Gamble Co.	42,258	6,856,360
		9,516,606
Distribution & Wholesale — 0.4%
Copart, Inc.*	15,830	916,874
Fastenal Co.	10,342	797,782
	Number of Shares	Value†

Distribution & Wholesale — (continued)
LKQ Corp.	4,552	$243,122
Pool Corp.	708	285,678
W.W. Grainger, Inc.	791	804,684
		3,048,140
Diversified Financial Services — 3.6%
American Express Co.	10,223	2,327,675
Ameriprise Financial, Inc.	1,760	771,654
BlackRock, Inc.	2,514	2,095,922
Capital One Financial Corp.	6,867	1,022,428
Cboe Global Markets, Inc.	1,916	352,027
CME Group, Inc.	6,380	1,373,550
Discover Financial Services	4,547	596,066
Franklin Resources, Inc.	5,030	141,393
Intercontinental Exchange, Inc.	10,327	1,419,240
Invesco Ltd.	7,869	130,547
Mastercard, Inc., Class A	14,818	7,135,904
Nasdaq, Inc.	6,166	389,075
Raymond James Financial, Inc.	3,455	443,691
Synchrony Financial	7,540	325,125
T. Rowe Price Group, Inc.	4,114	501,579
The Charles Schwab Corp.	26,457	1,913,899
Visa, Inc., Class A	28,295	7,896,568
		28,836,343
Electric — 2.1%
Alliant Energy Corp.	4,483	225,943
Ameren Corp.	4,809	355,674
American Electric Power Co., Inc.	9,375	807,188
CenterPoint Energy, Inc.	11,143	317,464
CMS Energy Corp.	5,290	319,199
Consolidated Edison, Inc.	6,245	567,109
Constellation Energy Corp.	5,804	1,072,869
Dominion Energy, Inc.	15,218	748,573
DTE Energy Co.	3,827	429,160
Duke Energy Corp.	13,655	1,320,575
Edison International	6,948	491,432
Entergy Corp.	3,912	413,420
Evergy, Inc.	4,064	216,936
Eversource Energy	6,233	372,546
Exelon Corp.	18,162	682,346
FirstEnergy Corp.	9,520	367,662
NextEra Energy, Inc.	36,528	2,334,505
NRG Energy, Inc.	4,055	274,483
PG&E Corp.	38,326	642,344
Pinnacle West Capital Corp.	1,930	144,229
PPL Corp.	13,259	365,020
Public Service Enterprise Group, Inc.	9,000	601,020
Sempra	11,364	816,276
The AES Corp.	12,568	225,344
The Southern Co.	19,540	1,401,800
WEC Energy Group, Inc.	5,799	476,214
Xcel Energy, Inc.	9,853	529,599
		16,518,930

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	4,157	$760,315
Eaton Corp. PLC	7,135	2,230,972
Emerson Electric Co.	10,272	1,165,050
Generac Holdings, Inc.*	1,106	139,511
		4,295,848
Electronics — 1.0%
Allegion PLC	1,601	215,671
Amphenol Corp., Class A	10,806	1,246,472
Atmus Filtration Technologies, Inc.*	0	11
Fortive Corp.	6,392	549,840
Garmin Ltd.	2,713	403,884
Honeywell International, Inc.	11,788	2,419,487
Hubbell, Inc.	974	404,259
Jabil, Inc.	2,321	310,898
Keysight Technologies, Inc.*	3,204	501,041
Mettler-Toledo International, Inc.*	381	507,221
TE Connectivity Ltd.	5,636	818,573
Trimble, Inc.*	4,421	284,536
		7,661,893
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.*	2,451	296,522
First Solar, Inc.*	1,951	329,329
		625,851
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	2,225	342,049
Entertainment — 0.1%
Caesars Entertainment, Inc.*	4,132	180,734
Live Nation Entertainment, Inc.*	2,564	271,194
		451,928
Environmental Control — 0.3%
Pentair PLC	2,923	249,741
Republic Services, Inc.	3,703	708,903
Veralto Corp.	3,991	353,842
Waste Management, Inc.	6,594	1,405,511
		2,717,997
Food — 0.9%
Campbell Soup Co.	3,547	157,664
Conagra Brands, Inc.	9,013	267,145
General Mills, Inc.	9,990	699,000
Hormel Foods Corp.	5,257	183,417
Kellanova	4,911	281,351
Lamb Weston Holdings, Inc.	2,643	281,559
McCormick & Co., Inc.	4,577	351,559
Mondelez International, Inc., Class A	24,018	1,681,260
Sysco Corp.	8,770	711,949
The Hershey Co.	2,687	522,622
The J.M. Smucker Co.	1,874	235,880
The Kraft Heinz Co.	14,508	535,345
The Kroger Co.	12,053	688,588
Tyson Foods, Inc., Class A	5,115	300,404
		6,897,743
	Number of Shares	Value†

Forest Products & Paper — 0.0%
International Paper Co.	6,246	$243,719
Gas — 0.1%
Atmos Energy Corp.	2,615	310,845
NiSource, Inc.	7,816	216,191
		527,036
Hand & Machine Tools — 0.1%
Snap-on, Inc.	924	273,707
Stanley Black & Decker, Inc.	2,788	273,029
		546,736
Healthcare Products — 3.4%
Abbott Laboratories	30,977	3,520,846
Agilent Technologies, Inc.	5,316	773,531
Align Technology, Inc.*	1,312	430,231
Baxter International, Inc.	9,086	388,336
Bio-Techne Corp.	2,792	196,529
Boston Scientific Corp.*	26,028	1,782,658
Danaher Corp.	11,776	2,940,703
DENTSPLY SIRONA, Inc.	3,822	126,852
Edwards Lifesciences Corp.*	10,703	1,022,779
GE HealthCare Technologies, Inc.	7,421	674,643
Hologic, Inc.*	4,022	313,555
IDEXX Laboratories, Inc.*	1,494	806,655
Insulet Corp.*	1,255	215,107
Intuitive Surgical, Inc.*	6,276	2,504,689
Medtronic PLC	23,646	2,060,749
ResMed, Inc.	2,679	530,522
Revvity, Inc.	2,242	235,410
STERIS PLC	1,814	407,823
Stryker Corp.	6,095	2,181,218
Teleflex, Inc.	851	192,471
The Cooper Cos., Inc.	3,540	359,168
Thermo Fisher Scientific, Inc.	6,928	4,026,623
Waters Corp.*	1,093	376,243
West Pharmaceutical Services, Inc.	1,342	531,043
Zimmer Biomet Holdings, Inc.	3,751	495,057
		27,093,441
Healthcare Services — 2.0%
Catalent, Inc.*	3,353	189,277
Centene Corp.*	9,699	761,177
Charles River Laboratories International, Inc.*	916	248,190
DaVita, Inc.*	1,014	139,983
Elevance Health, Inc.	4,226	2,191,350
HCA Healthcare, Inc.	3,503	1,168,356
Humana, Inc.	2,226	771,799
IQVIA Holdings, Inc.*	3,208	811,271
Laboratory Corp. of America Holdings	1,540	336,428
Molina Healthcare, Inc.*	1,059	435,069
Quest Diagnostics, Inc.	2,027	269,814
UnitedHealth Group, Inc.	16,548	8,186,296
Universal Health Services, Inc., Class B	1,105	201,618
		15,710,628

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — 0.3%
D.R. Horton, Inc.	5,255	$864,710
Lennar Corp., Class A	4,447	764,795
NVR, Inc.*	56	453,598
PulteGroup, Inc.	3,679	443,761
		2,526,864
Household Products & Wares — 0.2%
Avery Dennison Corp.	1,446	322,819
Church & Dwight Co., Inc.	4,483	467,622
Kimberly-Clark Corp.	6,108	790,070
The Clorox Co.	2,309	353,531
		1,934,042
Insurance — 3.9%
Aflac, Inc.	9,474	813,438
American International Group, Inc.	12,525	979,079
Aon PLC, Class A	3,588	1,197,387
Arch Capital Group Ltd.*	6,478	598,826
Arthur J. Gallagher & Co.	3,917	979,407
Assurant, Inc.	984	185,228
Berkshire Hathaway, Inc., Class B*	32,577	13,699,280
Brown & Brown, Inc.	4,368	382,375
Chubb Ltd.	7,234	1,874,546
Cincinnati Financial Corp.	2,871	356,492
Everest Group Ltd.	769	305,678
Globe Life, Inc.	1,431	166,526
Loews Corp.	3,360	263,054
Marsh & McLennan Cos., Inc.	8,781	1,808,710
MetLife, Inc.	10,836	803,056
Principal Financial Group, Inc.	4,086	352,663
Prudential Financial, Inc.	6,586	773,196
The Allstate Corp.	4,761	823,701
The Hartford Financial Services Group, Inc.	5,217	537,612
The Progressive Corp.	10,460	2,163,337
The Travelers Cos., Inc.	4,097	942,884
W.R. Berkley Corp.	3,726	329,527
Willis Towers Watson PLC	1,781	489,775
		30,825,777
Internet — 11.8%
Airbnb, Inc., Class A*	7,865	1,297,410
Alphabet, Inc., Class A*	105,532	15,927,945
Alphabet, Inc., Class C*	88,337	13,450,192
Amazon.com, Inc.*	163,770	29,540,833
Booking Holdings, Inc.	623	2,260,169
CDW Corp.	2,414	617,453
eBay, Inc.	9,405	496,396
Etsy, Inc.*	2,170	149,122
Expedia Group, Inc.*	2,420	333,355
F5, Inc.*	1,076	203,999
Gen Digital, Inc.	10,297	230,653
Match Group, Inc.*	5,133	186,225
Meta Platforms, Inc., Class A	39,406	19,134,765
Netflix, Inc.*	7,764	4,715,310
Palo Alto Networks, Inc.*	5,645	1,603,914
	Number of Shares	Value†

Internet — (continued)
Uber Technologies, Inc.*	36,838	$2,836,158
VeriSign, Inc.*	1,590	301,321
		93,285,220
Iron & Steel — 0.2%
Nucor Corp.	4,422	875,114
Steel Dynamics, Inc.	2,758	408,818
		1,283,932
Leisure Time — 0.1%
Carnival Corp.*	18,227	297,829
Norwegian Cruise Line Holdings Ltd.*	7,409	155,070
Royal Caribbean Cruises Ltd.*	4,247	590,376
		1,043,275
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	4,568	974,400
Las Vegas Sands Corp.	6,597	341,065
Marriott International, Inc., Class A	4,477	1,129,592
MGM Resorts International*	4,808	226,985
Wynn Resorts Ltd.	1,777	181,663
		2,853,705
Machinery — Construction & Mining — 0.4%
Caterpillar, Inc.	9,119	3,341,475
Machinery — Diversified — 0.8%
Deere & Co.	4,628	1,900,905
Dover Corp.	2,590	458,922
IDEX Corp.	1,375	335,527
Ingersoll Rand, Inc.	7,225	686,014
Nordson Corp.	974	267,402
Otis Worldwide Corp.	7,405	735,094
Rockwell Automation, Inc.	2,094	610,045
Westinghouse Air Brake Technologies Corp.	3,285	478,559
Xylem, Inc.	4,300	555,732
		6,028,200
Media — 1.1%
Charter Communications, Inc., Class A*	1,724	501,046
Comcast Corp., Class A	70,961	3,076,159
FactSet Research Systems, Inc.	657	298,534
Fox Corp., Class A	4,344	135,837
Fox Corp., Class B	2,720	77,846
News Corp., Class A	6,937	181,611
News Corp., Class B	1,762	47,680
Paramount Global, Class B	8,983	105,730
The Walt Disney Co.	32,750	4,007,290
Warner Bros Discovery, Inc.*	40,650	354,875
		8,786,608
Mining — 0.3%
Freeport-McMoRan, Inc.	26,019	1,223,414
Newmont Corp.	20,974	751,708
		1,975,122

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 1.1%
3M Co.	9,758	$1,035,031
A.O. Smith Corp.	2,246	200,927
Axon Enterprise, Inc.*	1,305	408,308
General Electric Co.	19,498	3,422,484
Illinois Tool Works, Inc.	4,836	1,297,644
Parker-Hannifin Corp.	2,273	1,263,311
Teledyne Technologies, Inc.*	877	376,514
Textron, Inc.	3,635	348,705
		8,352,924
Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	913	275,215
Oil & Gas — 3.3%
APA Corp.	5,642	193,972
Chevron Corp.	31,120	4,908,869
ConocoPhillips	21,077	2,682,680
Coterra Energy, Inc.	13,311	371,111
Devon Energy Corp.	11,165	560,260
Diamondback Energy, Inc.	3,245	643,062
EOG Resources, Inc.	10,330	1,320,587
EQT Corp.	7,462	276,616
Exxon Mobil Corp.	71,046	8,258,387
Hess Corp.	4,852	740,609
Marathon Oil Corp.	10,033	284,335
Marathon Petroleum Corp.	6,668	1,343,602
Occidental Petroleum Corp.	11,938	775,851
Phillips 66	7,643	1,248,408
Pioneer Natural Resources Co.	4,239	1,112,737
Valero Energy Corp.	6,067	1,035,576
		25,756,662
Oil & Gas Services — 0.3%
Baker Hughes Co.	18,264	611,844
Halliburton Co.	15,551	613,020
Schlumberger N.V.	25,401	1,392,229
		2,617,093
Packaging and Containers — 0.1%
Amcor PLC	26,319	250,294
Ball Corp.	5,874	395,673
Packaging Corp. of America	1,611	305,735
Westrock Co.	4,629	228,904
		1,180,606
Pharmaceuticals — 5.6%
AbbVie, Inc.	31,692	5,771,113
Becton Dickinson & Co.	5,135	1,270,656
Bristol-Myers Squibb Co.	36,330	1,970,176
Cardinal Health, Inc.	4,451	498,067
Cencora, Inc.	2,915	708,316
CVS Health Corp.	22,360	1,783,433
Dexcom, Inc.*	6,821	946,073
Eli Lilly & Co.	14,274	11,104,601
Henry Schein, Inc.*	2,307	174,225
Johnson & Johnson	43,233	6,839,028
McKesson Corp.	2,336	1,254,082
	Number of Shares	Value†

Pharmaceuticals — (continued)
Merck & Co., Inc.	45,485	$6,001,746
Pfizer, Inc.	101,081	2,804,998
The Cigna Group.	5,221	1,896,215
Viatris, Inc.	21,283	254,119
Zoetis, Inc.	8,136	1,376,692
		44,653,540
Pipelines — 0.3%
Kinder Morgan, Inc.	35,393	649,107
ONEOK, Inc.	10,245	821,342
Targa Resources Corp.	3,989	446,728
The Williams Cos., Inc.	21,479	837,037
		2,754,214
Private Equity — 0.2%
Blackstone, Inc.	12,870	1,690,732
Real Estate — 0.1%
CBRE Group, Inc., Class A*	5,187	504,384
Retail — 4.9%
AutoZone, Inc.*	306	964,405
Bath & Body Works, Inc.	4,228	211,485
Best Buy Co., Inc.	3,518	288,582
CarMax, Inc.*	2,859	249,047
Chipotle Mexican Grill, Inc.*	486	1,412,690
Costco Wholesale Corp.	7,933	5,811,954
Darden Restaurants, Inc.	2,222	371,407
Dollar General Corp.	3,957	617,529
Dollar Tree, Inc.*	3,728	496,383
Domino's Pizza, Inc.	630	313,034
Genuine Parts Co.	2,509	388,719
Lowe's Cos., Inc.	10,289	2,620,917
Lululemon Athletica, Inc.*	2,018	788,332
McDonald's Corp.	12,946	3,650,125
O'Reilly Automotive, Inc.*	1,045	1,179,680
Ross Stores, Inc.	6,074	891,420
Starbucks Corp.	20,208	1,846,809
Target Corp.	8,279	1,467,122
The Home Depot, Inc.	17,873	6,856,083
The TJX Cos., Inc.	20,356	2,064,505
Tractor Supply Co.	1,974	516,635
Ulta Beauty, Inc.*	845	441,834
Walgreens Boots Alliance, Inc.	12,991	281,775
Walmart, Inc.	76,796	4,620,815
Yum! Brands, Inc.	5,104	707,670
		39,058,957
Semiconductors — 10.1%
Advanced Micro Devices, Inc.*	29,003	5,234,751
Analog Devices, Inc.	8,846	1,749,650
Applied Materials, Inc.	14,899	3,072,621
Broadcom, Inc.	7,877	10,440,255
Intel Corp.	76,094	3,361,072
KLA Corp.	2,402	1,677,965
Lam Research Corp.	2,343	2,276,388
Microchip Technology, Inc.	9,816	880,593

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Micron Technology, Inc.	19,775	$2,331,275
Monolithic Power Systems, Inc.	866	586,646
NVIDIA Corp.	44,260	39,991,566
NXP Semiconductors N.V.	4,655	1,153,369
ON Semiconductor Corp.*	7,860	578,103
Qorvo, Inc.*	1,796	206,235
QUALCOMM, Inc.	20,086	3,400,560
Skyworks Solutions, Inc.	2,953	319,869
Teradyne, Inc.	2,854	322,017
Texas Instruments, Inc.	16,277	2,835,616
		80,418,551
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	695	202,572
Software — 11.1%
Adobe, Inc.*	8,105	4,089,783
Akamai Technologies, Inc.*	2,773	301,591
ANSYS, Inc.*	1,594	553,373
Autodesk, Inc.*	3,775	983,085
Broadridge Financial Solutions, Inc.	2,145	439,425
Cadence Design Systems, Inc.*	4,827	1,502,549
Dayforce, Inc.*	2,737	181,217
Electronic Arts, Inc.	4,395	583,085
Fair Isaac Corp.*	452	564,824
Fidelity National Information Services, Inc.	10,400	771,472
Fiserv, Inc.*	10,659	1,703,521
Intuit, Inc.	4,993	3,245,450
Jack Henry & Associates, Inc.	1,323	229,845
Microsoft Corp.	133,159	56,022,654
MSCI, Inc.	1,431	802,004
Oracle Corp.	28,575	3,589,306
Paychex, Inc.	5,609	688,785
Paycom Software, Inc.	835	166,173
PTC, Inc.*	2,121	400,742
Roper Technologies, Inc.	1,922	1,077,934
Salesforce, Inc.	17,371	5,231,798
ServiceNow, Inc.*	3,669	2,797,246
Synopsys, Inc.*	2,753	1,573,339
Take-Two Interactive Software, Inc.*	2,867	425,721
Tyler Technologies, Inc.*	784	333,208
		88,258,130
Telecommunications — 1.7%
Arista Networks, Inc.*	4,466	1,295,051
AT&T, Inc.	127,792	2,249,139
Cisco Systems, Inc.	73,122	3,649,519
Corning, Inc.	14,078	464,011
Juniper Networks, Inc.	5,753	213,206
Motorola Solutions, Inc.	2,930	1,040,091
T-Mobile US, Inc.	9,242	1,508,479
Verizon Communications, Inc.	74,981	3,146,203
		13,565,699
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,270	128,300
	Number of Shares	Value†

Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	2,077	$158,143
CSX Corp.	34,998	1,297,376
Expeditors International of Washington, Inc.	2,675	325,200
FedEx Corp.	4,066	1,178,083
J.B. Hunt Transport Services, Inc.	1,403	279,548
Norfolk Southern Corp.	4,107	1,046,751
Old Dominion Freight Line, Inc.	3,218	705,739
Union Pacific Corp.	10,913	2,683,834
United Parcel Service, Inc., Class B	12,918	1,920,002
		9,594,676
Water — 0.1%
American Water Works Co., Inc.	3,557	434,701
TOTAL COMMON STOCKS (Cost $350,538,766)		773,250,733

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Apartments — 0.3%
AvalonBay Communities, Inc.	2,623	486,724
Camden Property Trust	1,888	185,779
Equity Residential	6,228	393,049
Essex Property Trust, Inc.	1,194	292,303
Invitation Homes, Inc.	10,724	381,882
Mid-America Apartment Communities, Inc.	2,050	269,739
UDR, Inc.	5,331	199,433
		2,208,909
Diversified — 0.8%
American Tower Corp.	8,393	1,658,373
Crown Castle, Inc.	7,883	834,258
Digital Realty Trust, Inc.	5,433	782,569
Equinix, Inc.	1,663	1,372,524
SBA Communications Corp.	1,955	423,648
VICI Properties, Inc.	18,521	551,741
Weyerhaeuser Co.	13,494	484,569
		6,107,682
Healthcare — 0.2%
Healthpeak Properties, Inc.	13,267	248,756
Ventas, Inc.	7,259	316,057
Welltower, Inc.	10,040	938,138
		1,502,951
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	12,929	267,372
Industrial — 0.3%
Prologis, Inc.	16,620	2,164,256
Office Property — 0.1%
Alexandria Real Estate Equities, Inc.	2,819	363,397
Boston Properties, Inc.	2,751	179,668
		543,065

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Regional Malls — 0.1%
Simon Property Group, Inc.	5,830	$912,337
Single Tenant — 0.1%
Realty Income Corp.	15,091	816,423
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	3,800	558,600
Iron Mountain, Inc.	5,339	428,241
Public Storage	2,862	830,152
		1,816,993
Strip Centers — 0.0%
Federal Realty Investment Trust	1,185	121,012
Kimco Realty Corp.	11,743	230,280
Regency Centers Corp.	2,764	167,388
		518,680
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,057,159)		16,858,668

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $2,447,381)	2,447,381	2,447,381
TOTAL INVESTMENTS — 100.0% (Cost $366,043,306)		$792,556,782
Other Assets & Liabilities — 0.0%		166,882
TOTAL NET ASSETS — 100.0%		$792,723,664

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S&P— Standards & Poor's
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Index 500 Fund
Futures contracts held by the Fund at March 31, 2024 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	06/21/24	10	50	$5,309	$2,654,250	$56,703	$—
							$56,703	$—